Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2024	Dec. 31, 2023
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.112	0.115
Tier 1 capital ratio	0.137	0.142
Total capital ratio	0.148	0.149
Tier 1 leverage ratio	0.057	0.060
SLR	0.065	0.073
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.161	0.162
Tier 1 capital ratio	0.161	0.162
Total capital ratio	0.163	0.163
Tier 1 leverage ratio	0.063	0.066
SLR	0.076	0.085